SUBSEQUENT EVENTS	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
18. SUBSEQUENT EVENTS

Subsequent to January 31, 2019, the Company issued 810,000 common shares upon the exercise of stock options for gross proceeds of $194,400.

Subsequent to January 31, 2019, pursuant to the 2018-2019 NCIB (see Note 10(c)), the Company repurchased and cancelled 1,157,000 common shares for proceeds of $430,076.